REDEEMABLE PREFERRED SHARES - Key terms of the convertible preferred shares (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) D $ / shares	Dec. 31, 2017 CNY (¥)
REDEEMABLE PREFERRED SHARES
Issuance of ordinary shares in exchange of bonds payable | ¥		¥ 1,106,227
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Dividend rate per annum	5.00%
Increased dividend rate per annum	7.00%
Increase in dividend rate each quarter thereafter if the Company has not redeemed all of the preferred shares outstanding as of the eighth anniversary of the Issue Date	0.50%
Number of trading days | D	20
Consecutive trading days | D	30
Aggregate value of preferred shares | $	$ 10,000
Minimum percentage of the preferred shares issued as of the Issue Date, right to require the Company to sell all or a portion of its business and/or to conduct other fundraising or refinancing activities	90.00%
Issuance costs | $	$ 2,646,000
ADS
REDEEMABLE PREFERRED SHARES
Share Price | $ / shares	$ 53.40
Conversion price | $ / shares	$ 35.60